Document and Entity Information	May 20, 2021
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001743759
Document Type	8-K/A
Document Period End Date	May 20, 2021
Entity Registrant Name	CORSAIR GAMING, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39533
Entity Tax Identification Number	82-2335306
Entity Address, Address Line One	47100 Bayside Pkwy
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94538
City Area Code	(510)
Local Phone Number	657-8747
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	CRSR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A is being filed as an amendment to the Current Report on Form 8-K filed on May 24, 2021 (the “Original Report”), by Corsair Gaming, Inc. (the “Company”), in order to supplement the information disclosed under “Item 5.07 Submission of Matters to a Vote of Security Holders” regarding the results of voting at the Company’s Annual Meeting of Stockholders held on May 20, 2021 (the “2021 Annual Meeting”). Except as expressly set forth herein, this amendment does not amend, modify or update the disclosures contained in the Original Report.